Results related to derecognition of financial liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Results related to derecognition of financial liabilities
Schedule of results related to derecognition of financial liabilities

	Nine month period
	ended September 30,
	2022	2021
	€ 1,000	€ 1,000

Gain on waiver of Amylon convertible loans	1,144	—
Loss on extinguishment of Pontifax and Kreos convertible loans	(4,016)	—
	(2,872)	—